Taxes (Details) - Schedule of Income Before Tax - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Taxes (Details) - Schedule of Income Before Tax [Line Items]
Income before tax	$ 1,597,920	$ 539,645
Japan [Member]
Taxes (Details) - Schedule of Income Before Tax [Line Items]
Income before tax	(424,749)	(98,047)
Hong Kong [Member]
Taxes (Details) - Schedule of Income Before Tax [Line Items]
Income before tax	1,968,464	464,816
PRC [Member]
Taxes (Details) - Schedule of Income Before Tax [Line Items]
Income before tax	59,938	172,876
Malaysia [Member]
Taxes (Details) - Schedule of Income Before Tax [Line Items]
Income before tax	$ (5,733)